Columbia Credit Income Opportunities Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Credit Income Opportunities Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 44.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHD Trust(a)
Series 2025-DS1 Class B
01/09/2034	9.380%	2,100,000	2,123,573
Affirm Asset Securitization Trust(a),(b)
Series 2025-X1 Class CERT
04/15/2030	0.000%	20,020	371,616
Affirm Asset Securitization Trust(a),(b),(c),(d)
Series 2025-X2 Class CERT
10/15/2030	0.000%	15,500	1,027,400
Ally Bank Auto Credit-Linked Notes(a)
Series 2024-A Class F
05/17/2032	9.892%	354,420	362,693
Series 2025-A Class G
06/15/2033	10.219%	1,236,495	1,241,776
Series 2025-B Class G
09/15/2033	9.935%	2,101,157	2,106,765
AMCR ABS Trust(a)
Series 2026-A Class C
05/18/2033	9.840%	1,500,000	1,531,127
BHG Securitization Trust(a)
Series 2026-ICON Class E
06/17/2036	8.030%	1,000,000	999,807
Cherry Securitization Trust(a)
Series 2025-1A Class C
11/15/2032	9.340%	1,500,000	1,523,771
Elmwood CLO 16 Ltd.(a),(e)
3-month Term SOFR + 6.750% Floor 6.750% 04/20/2037	10.425%	1,000,000	967,125
Elmwood CLO VIII Ltd.(a),(e)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	9.925%	1,000,000	953,721
Exeter Automobile Receivables Trust(a)
Series 2026-1 Class E
08/15/2033	6.690%	1,250,000	1,229,901
Invesco US CLO Ltd.(a),(e)
Series 2026-1A Class E
3-month Term SOFR + 6.030% Floor 6.030% 04/15/2039	9.711%	1,000,000	1,010,113
Lendbuzz Securitization Trust(a)
Series 2026-1A Class D
02/15/2033	8.230%	1,818,792	1,807,542
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPOWER Education Trust(a)
Series 2025-1 Class C
12/22/2042	10.000%	3,934,586	2,212,107
Series 2025-A Class C
07/21/2042	10.840%	2,350,000	2,240,280
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class E
03/15/2033	9.698%	1,999,923	2,011,583
Pagaya AI Debt Trust(a)
Series 2025-R1 Class E
06/15/2032	12.105%	143,940	147,539
Palmer Square CLO Ltd.(a),(e)
Series 2023-2A Class ER
3-month Term SOFR + 6.400% Floor 6.400% 07/20/2038	10.075%	1,000,000	998,116
Research-Driven Pagaya Motor Trust(a)
Series 2025-5A Class E
06/26/2034	9.218%	2,180,000	2,181,727
Stream Innovations Issuer Trust(a)
Series 2026-1 Class D
08/15/2046	8.180%	1,500,000	1,483,655
TCW CLO Ltd.(a),(e)
Series 2025-2A Class E
3-month Term SOFR + 6.250% Floor 6.250% 01/15/2039	9.923%	1,000,000	1,000,261
Upgrade Master Pass-Thru Trust(a),(b)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	1,750,000	1,080,375
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	2,150,000	2,285,400
Series 2025-3 Class D
09/20/2035	7.410%	2,000,000	2,025,436
Series 2026-1 Class D
03/20/2036	7.320%	850,000	844,410
Valley Stream Park CLO Ltd.(a),(e)
Series 2024-1A Class E2RR
3-month Term SOFR + 7.100% Floor 7.100% 01/20/2037	10.775%	1,375,000	1,243,646
Total Asset-Backed Securities — Non-Agency (Cost $39,767,129)			37,011,465

Columbia Credit Income Opportunities Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Credit Income Opportunities Fund, April 30, 2026 (Unaudited)

Preferred Stocks 4.8%
Issuer		Shares	Value ($)
Financials 4.8%
Mortgage Real Estate Investment Trusts (REITs) 4.8%
AGNC Investment Corp.	8.750%	157,000	4,011,350
Total Financials			4,011,350
Total Preferred Stocks (Cost $3,981,077)			4,011,350

Residential Mortgage-Backed Securities - Agency 13.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Remics(e),(f)
CMO Series 2026-7 Class SC
-1.0 x 30-day Average SOFR + 6.700% Cap 6.700% 02/25/2056	3.055%	11,764,585	1,507,799
Government National Mortgage Association(e),(f)
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.710%	5,111,555	123,924
CMO Series 2025-41 Class SL
-1.0 x 30-day Average SOFR + 7.200% Cap 7.200% 03/20/2055	3.560%	5,761,575	834,415
CMO Series 2026-5 Class SB
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 01/20/2056	2.060%	14,870,112	1,373,494
Uniform Mortgage-Backed Security TBA(g)
05/13/2056	5.000%	7,500,000	7,388,177
Total Residential Mortgage-Backed Securities - Agency (Cost $11,168,865)			11,227,809

Residential Mortgage-Backed Securities - Non-Agency 45.7%

A&D Mortgage Trust(a),(h)
Subordinated CMO Series 2024-NQM5 Class B1B
11/25/2069	7.681%	333,000	336,511
CHNGE Mortgage Trust(a),(h)
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.553%	175,000	144,866
COLT Mortgage Loan Trust(a),(h)
CMO Series 2023-1 Class B2
04/25/2068	7.894%	1,000,000	995,891
Dominion Mortgage Trust(a),(i)
CMO Series 2025-RTL1 Class M
03/25/2030	10.186%	1,500,000	1,513,528
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EASY(a),(h)
CMO Series 2025-RTL1 Class M
05/25/2040	9.116%	2,250,000	2,253,811
Easy Street Mortgage Loan Trust(a),(h)
CMO Series 2025-RTL2 Class M
10/25/2040	9.432%	2,000,000	1,970,760
FIGRE Trust(a),(h)
CMO Series 2025-PF1 Class F
06/25/2055	9.563%	1,686,000	1,754,806
GITSIT Mortgage Loan Trust(a),(i)
CMO Series 2025-NPL1 Class A2
02/25/2055	8.837%	4,000,000	4,000,000
HOMES Trust(a),(h)
CMO Series 2025-NQM2 Class B2
02/25/2070	7.368%	2,000,000	1,977,973
Knock Issuer Trust(a)
CMO Series 2025-1 Class A2
02/25/2030	9.054%	2,500,000	2,501,547
LHOME Mortgage Trust(a),(h)
CMO Series 2025-RTL3 Class M2
08/25/2040	8.730%	1,250,000	1,266,819
Point Securitization Trust(a),(i)
CMO Series 2025-2 Class B1
09/25/2055	7.000%	1,250,000	1,112,732
CMO Series 2026-1 Class B1
02/25/2056	7.000%	880,000	772,292
PRPM LLC(a),(i)
CMO Series 2024-6 Class A2
11/25/2029	8.596%	2,000,000	2,001,757
CMO Series 2025-2 Class A2
05/25/2030	9.560%	1,750,000	1,771,113
CMO Series 2025-RCF1 Class M3
02/25/2055	4.500%	1,000,000	925,808
PRPM Trust(a),(h)
CMO Series 2025-NQM2 Class B1
04/25/2070	7.827%	2,000,000	2,017,976
Subordinated CMO Series 2023-NQM1 Class B2
01/25/2068	6.144%	1,250,000	1,244,096
RCO VIII Mortgage LLC(a),(i)
CMO Series 2025-3 Class A2
05/25/2030	8.836%	1,750,000	1,752,309
Splitero Trust(a)
CMO Series 2025-1 Class B1
12/25/2055	7.000%	1,500,000	1,326,500
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRT1 Class B2
02/25/2039	9.598%	2,350,000	2,355,315
Columbia Credit Income Opportunities Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Credit Income Opportunities Fund, April 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TVC Mortgage Trust(a),(h)
CMO Series 2026-RTL1 Class M2
04/25/2040	8.087%	1,000,000	998,926
VCC Trust(a),(i)
CMO Series 2025-MC1 Class A2
05/25/2055	12.047%	1,500,000	1,493,095
Visio Trust(a),(h)
Subordinated CMO Series 2023-1 Class B2
03/25/2058	7.793%	2,000,000	1,990,698
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $37,915,440)			38,479,129

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(j),(k)	438,928	438,753
Total Money Market Funds (Cost $438,712)		438,753
Total Investments in Securities (Cost: $93,271,223)		91,168,506
Other Assets & Liabilities, Net		(7,024,443)
Net Assets		84,144,063
At April 30, 2026, securities and/or cash totaling $90,750 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	30	06/2026	USD	3,317,813	—	(22,574)
U.S. Treasury 5-Year Note	21	06/2026	USD	2,264,555	—	(2,838)
Total					—	(25,412)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $75,490,594, which represents 89.72% of total net assets.

(b)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of April 30, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $1,027,400, which represents 1.22% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of April 30, 2026.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security purchased on a when-issued basis.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.

(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(j)	The rate shown is the seven-day current annualized yield at April 30, 2026.

Columbia Credit Income Opportunities Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Credit Income Opportunities Fund, April 30, 2026 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(k)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	3,596,218	54,916,772	(58,074,171)	(66)	438,753	(125)	115,128	438,928
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent shareholder report.
Columbia Credit Income Opportunities Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT326_(06/26)